Line of credit and debt	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Debt Disclosure [Abstract]
Line of credit and debt [Text Block]

11. Line of credit and debt

The line of credit facility is with a financial institution whereby the Company, through SDP, may borrow up to US$5,400,000 with a maturity on August 1, 2023. Borrowings' bear interest at 4% or prime +0.75%, whichever is greater, and any accrued unpaid interest is due on a monthly basis. The balance is secured by its entire $5,597,989 (US $4,425,987) of inventory and $4,273,655 (US $3,378,918) of accounts receivable of SDP and not the Parent or any other subsidiary. As of May 31, 2022, the balance outstanding under the agreement was $5,237,735 (US $4,141,157) (February 28, 2022 - $5,497,249 (US$4,329,224)).

In accordance with the refinanced agreement, the Company is subject to a financial covenant. The balance of the line of credit may not exceed the lesser of US $5,400,000 or the sum of 90% of accounts receivable, 50% of raw materials, 60% of finished inventory (up to US $2,500,000) and an amortizing borrowing base of $400,000 (which shall be reduced $16,667 each month), which must be met on a monthly basis. Additionally, the Company cannot make any loans, advances, or intercompany transfers of cash flow at any time. Since the execution of the debt line on June 9, 2021, to May 31, 2022, the Company was in compliance with the financial covenant.

Debt

	Crestmark term loan	Total Debt

Balance, February 28, 2022	$856,119	$856,119
Additions	-	-
Forgiveness of loan	-	-
Principal repayments	(42,541)	(42,541)
Translation	(3,155)	(3,155)

Balance, May 31, 2022	810,423	810,423
Less: current portion	(176,292)	(176,292)
Long-term portion	$634,131	$634,131

As of May 31, 2022, the Company's total debt is $810,423 (February 28, 2022 - $856,119), of which $176,292 is considered current (February 28, 2022 $174,361) and $634,131 is considered long-term (February 28, 2022 $681,758).

Term Note

On June 9, 2021, the Company borrowed $936,696 (US$750,000) with a financial institution, Crestmark. The loan is secured by a loan and security agreement and may not exceed 92% of the net book value of SDP's machinery and equipment, which at May 31 2022 was $1,197,758. The debt accrues interest at 2.75% in excess of Wall Street Journal Prime rate with a minimum of 6% with monthly payments of principal and interest in the amount of $18,433 (US$14,500) beginning on the first day of the first full month following the initial funding and maturing on June 1, 2024. The borrowings are guaranteed by the stockholders of the Company. As of May 31, 2022, the balance of the note was $810,423 (US$640,752).

11. Line of credit and debt

There is a line of credit facility with a financial institution whereby the Company, secured only by the assets of SDP and not the Parent or any other subsidiary, may borrow up to US$3,500,000 with a maturity on August 1, 2021. Borrowings bear interest at 4.5% and any accrued unpaid interest is due on a monthly basis. The balance was secured by substantially all assets of SDP. As of February 28, 2022, the balance outstanding under the agreement was $nil. The line of credit was refinanced along with several other loans on June 9, 2021.

The line of credit facility is with a financial institution whereby the Company, through SDP, may borrow up to US$5,400,000 with a maturity on August 1, 2023. Borrowings' bear interest at 4% or prime +0.75%, whichever is greater, and any accrued unpaid interest is due on a monthly basis. The balance is secured by inventory and accounts receivable of SDP and not the Parent or any other subsidiary. As of February 28, 2022, the balance outstanding under the agreement was $5,497,249 (US $4,329,224). During the year ended February 28, 2022, SDP received $1,549,929 (US $1,234,610) of proceeds from the line of credit.

In accordance with the refinanced agreement, the Company is subject to a financial covenant. The balance of the line of credit may not exceed the lesser of US $5,400,000 or the sum of 90% of accounts receivable, 50% of raw materials, 60% of finished inventory (up to US $2,500,000) and an amortizing borrowing base of $400,000 (which shall be reduced $16,667 each month), which must be met on a monthly basis. Additionally, the Company cannot make any loans, advances, or intercompany transfers of cash flow at any time. Since the execution of the debt line on June 9, 2021, to February 28, 2022, the Company was in compliance with the financial covenant.

Debt

	South Dakota Development Corporation	State of South Dakota Governor’s Office of Economic Development	Other Notes payable	Covid- Related Loans	Crestmark term loan	Total Debt

Acquired on May 21, 2021	$509,543	$28,480	$1,549,289	$884,038	$-	$2,971,350
Additions	-	-		-	939,696	939,696
Forgiveness of loan	-	-		(918,361)	-	(918,316)
Principal repayments	(529,326)	(29,586)	(1,609,441)	-	(94,953)	(2,263,306)
Translation	19,783	1,106	60,152	34,323	11,376	126,740

Balance February 28, 2022	-	-	-	-	856,119	856,119
Less: current portion				-	(174,361)	(174,361)
Long-term portion	$-	$-	$-	$-	$681,758	$681,758

South Dakota Development Corporation (“SDDC”)

The Company, through SDP and secured against only SDP assets and not the Parent or any other subsidiary, may borrow up to USD $800,000 under the promissory note agreement entered in connection with the purchase of the assets of DJO Global Empi Division by SDP and borrowings are guaranteed by the stockholders of the Company. The debt accrues interest at 2% with monthly payments of principal and interest beginning in March 2017 and matured in May 2021. As at February 28, 2022, the balance was fully settled through the re-financing arrangements explained below.

State of South Dakota Governor’s Office of Economic Development (“GOED”)

On March 6, 2018, the Company borrowed USD $200,000 with the State of South Dakota Governor's Office of Economic Development for the purpose of financing the growth of the Company. The debt accrues interest at 3 % with monthly payments of principal and interest beginning in June 2018 and matured in May 2021. The borrowings were guaranteed by the stockholders of the Company. As at February 28, 2022, the balance was fully settled through the re-financing arrangements explained below.

Other Notes Payable

On February 1, 2019, the Company, through SDP, borrowed $1,500,120 from a financial institution in connection with the acquisition in Note 4. The debt accrued interest at 5.25% with monthly principal and interest payments required through maturity in January 2024. The borrowings were secured by substantially all the assets of SDP. As of February 28, 2022, the balance of the note was $nil. There was no prepayment penalty associated with early settlement.

The Company was also party to two additional notes payable with maturity dates of October 2023 and November 2024, with interest rates of 9.00% and 5.25%, respectively. As of February 28, 2022, the balance on these notes totaled $nil. There was no prepayment penalty associated with early settlement.

Covid Related Loans

On February 2, 2021, SDP borrowed $944,542 (US$736,887) from a financial institution in connection with the United States Payroll Protection Program (“PPP”). The PPP is a fully forgivable loan issued by accredited financial institutions on behalf of the US Government. The loan bears interest at 1.00% with payments of principal and interest of US$13,740 beginning on December 2, 2021. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries during the eight-week period. SDP initially recorded the proceeds of the PPP Loan as debt and derecognizes the liability when the loan is paid off or it believes forgiveness is reasonably certain. Forgiveness is based on the employer maintaining or quickly rehiring employees and maintaining salary levels. Forgiveness is reduced if full-time headcount declines, or if salaries and wages decrease. The Company had recognized the government grant over the period to match the grant with the related costs, predominantly offset against labor expenses. The loan was forgiven in its entirety on June 14, 2021.

On May 8, 2020, SDP borrowed $202,650 (US$150,000) from the United States Small Business Administration (“SBA”) in connection with the Economic Injury Disaster Loan (“EIDL”) program. EIDL is designed to provide economic relief to businesses that are currently experiencing a temporary loss of revenue. EIDL proceeds can be used to cover a wide array of working capital and normal operating expenses, such as continuation to health care benefits, rent, utilities, and fixed debt payments. The debt bears interest at 2.75% per year and is not forgivable. Payments of principal and interest of $809 (US$641) per month beginning 12 months from inception of the loan over a 30-year period. As at February 28, 2022, the balance was fully repaid.

Refinancing of Select Liabilities

On June 9, 2021, SDP refinanced the existing line of credit facility, GOED and SDDC loans, with two new loans.

Term Note

On June 9, 2021, the Company borrowed $936,696 (US$750,000) with a financial institution, Crestmark. The loan is secured by a loan and security agreement and may not exceed 92% of the net book value of SDP’s machinery and equipment, which at February 28, 2022 was $1,239,091. The debt accrues interest at 2.75% in excess of Wall Street Journal Prime rate with a minimum of 6% with monthly payments of principal and interest in the amount of $18,294 (US$14,500) beginning on the first day of the first full month following the initial funding and maturing on June 1, 2024. The borrowings are guaranteed by the stockholders of the Company. As of February 28, 2022, the balance of the note was $856,119 (US$677,500).